Equity - Dividends (Details) - EUR (€) € / shares in Units, € in Millions	6 Months Ended						12 Months Ended
	Dec. 31, 2024	Jun. 28, 2024	Dec. 31, 2023	Jun. 30, 2023	Dec. 31, 2022	Jul. 01, 2022	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Equity [abstract]
Total dividend on ordinary shares paid	€ 567	€ 340	€ 533	€ 308	€ 507	€ 256	€ 907	€ 841	€ 763
Dividend rate (in euros per share)	€ 1.23	€ 0.74	€ 1.17	€ 0.67	€ 1.12	€ 0.56